Investments in Associates - Movement In Investments In Associate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of associates [line items]
Balance at beginning of year	R 146	R 110
Redemption of preference shares from associates	(36)	(59)	R (32)
Share of profit in associate	83	94
Balance at end of year	126	146	R 110
Rand Refinery
Disclosure of associates [line items]
Redemption of preference shares from associates	(36)	(58)
Dividend income1	R 67	R 0